Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

December 2, 2024

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 838 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 838 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on November 26, 2024.

If you have any questions or would like further information, please call Maureen Towle at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Managing Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund
Allspring Growth Fund
Allspring Large Cap Core Fund
Allspring Large Cap Growth Fund
Allspring Large Company Value Fund
Allspring Premier Large Company Growth Fund
Allspring Special Large Cap Value Fund